Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - Accounts Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Line Items]
Opening balance	$ 779	$ 820	$ 1,006
Reversal of provision for expected credit losses	(791)	(20)	(167)
Foreign exchange adjustment	12	(21)	(19)
Ending balance		$ 779	$ 820